Related Party Transaction and Balance (Details)							12 Months Ended
	Dec. 02, 2025 CNY (¥)	Dec. 02, 2025 USD ($)	Dec. 24, 2024 CNY (¥)	May 31, 2024 CNY (¥)	May 31, 2024 USD ($)	Dec. 14, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2026 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Related Party Transaction and Balance [Line Items]
Due from controlling shareholder										¥ 121,500,000
Jiabin HK [Member]
Related Party Transaction and Balance [Line Items]
Repayments							¥ 8,400,000
Mr. Hue Kwok Chiu [Member]
Related Party Transaction and Balance [Line Items]
Repayments							¥ 4,900,000
Fuzhou JB [Member]
Related Party Transaction and Balance [Line Items]
Aggregate amount	¥ 120,000,000	$ 17,155,356	¥ 120,000,000	¥ 120,000,000	$ 16,500,000	¥ 120,000,000		¥ 120,000,000
Fuzhou JB [Member] | Mr. Hue Kwok Chiu’s loans [Member]
Related Party Transaction and Balance [Line Items]
Simple interest rate						3.55%		3.55%		3.55%	3.55%
Accrued interest				¥ 3,270,000
Fuzhou JB [Member] | Jiabin HK’s loans [Member]
Related Party Transaction and Balance [Line Items]
Simple interest rate	3.55%	3.55%	3.55%
Subsequent Event [Member] | Mr. Hue Kwok Chiu [Member]
Related Party Transaction and Balance [Line Items]
Due to related party (in Dollars) | $									$ 7,900,000